Average Annual Total Returns		12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	1.81%		1.18%
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	1.74%		1.13%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	1.84%		1.22%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	1.78%	1.48%
Performance Inception Date	Mar. 01, 2016